COLT 2022-9 ABS-15G

Exhibit 99.36

Maxwell Diligence Solutions LLC

Colt 2022-9

11/3/2022

Loan ID	Dummy ID	Transaction ID	Field Name	Verified Value	Bid Tape Value	Comment
XXXX	4350100720	AD Mortgage Colt 2022-9	Borrower 1 Last Name	XXXX	XXXX	Verified per Note and Deed single last name only - XXXX
XXXX	4350100722	AD Mortgage Colt 2022-9	First Payment Date	XXXX	XXXX	Verified per Note.
XXXX	4350100717	AD Mortgage Colt 2022-9	Qualifying Total Housing Expense PITIA	XXXX	XXXX